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                              GRUNTAL & CO. (LOGO)
                                [GRAPHIC OMITTED]



MONEY MARKET PORTFOLIO
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MUNICIPAL
MONEY MARKET PORTFOLIO
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GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO
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NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO

ANNUAL REPORT
AUGUST 31, 1996

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


                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT



     Although this summer's weather remained on the cool side, the debate over Federal Reserve monetary policy became quite heated as the year progressed. By early July, a majority of Fed watchers were convinced that a rise in short-term interest rates was imminent, and pointed to July's strong employment report as evidence. The only question seemed to be the size and timing of the Fed's move. Would the Fed wait until its August meeting, or would they immediately raise the funds rate 25 or 50 basis points? Certainly, they pointed out, the jump in nonfarm payroll (+700,000 jobs) and the spike in hourly earnings (+9 cents) was cause for immediate action by the Fed to curb the economy and prevent a rekindling of inflation. However, as has often happened this year, economic reports that seemed to suggest either a business expansion or a slowdown were followed quite closely by reports that suggested otherwise. It seemed that after the winter's government shut downs and snowstorms, the predictability of economic numbers became a lost art in 1996.

     This same type of reversal of expectations occurred again in July following the strong jobs report. Within only a few weeks, signs of slower economic activity had tempered the certainty of a rate hike, and by the time Alan Greenspan spoke at his Humphrey-Hawkins testimony, he speculated that, "looking forward, there are a number of reasons to expect demands to moderate and economic activity to settle back toward a more sustainable pace in the months ahead." The Federal Reserve's forecast for growth is 2.5%-2.75% this year, falling to 1.75%-2.25% next year; while inflation should average about 3.0%-3.25% this year, and 2.75%-3.0% next year. Greenspan's remarks were very well received by the markets, and stocks and bonds rose sharply into early August. In addition, the expectation of higher short-term interest rates eased considerably, and by the time the Fed met on August 20, there was almost no one in the "tighter" camp.

     Short-term taxable interest rates have held steady at 5.25% (federal funds rate) for the last two quarters. The Federal Reserve's last move was on January 31, when they eased monetary policy to encourage economic growth, following news of a very weak fourth quarter 1995. At that time, market sentiment was biased towards additional easings of monetary policy and the short-term yield curve offered no incentive to extend. By mid-April, however, strong jobs reports worried the markets that the Fed would not only stop easing but might consider tightening. In response, the yield curve turned positive and rewarded longer average maturities with yield pick ups of 20-30 basis points. The Money Market and Government portfolios took advantage of this opportunity by moving their maturities to the 50-60 day range. For much of the last two quarters, investments of 3-12 months have outyielded overnight rates by 25-50 basis points.

     In the short-term municipal market, the usually predictable pattern of seasonal influences was interrupted this year by the federal budget impasse last winter, the possibility of changes to the tax code and volatility in the stock and bond markets. As in the taxable market, sentiment leaned towards higher rates, but the short-term municipal yield curve remained stubbornly flat. Yields on daily demand notes fluctuated widely during the year, between 2%-4%, depending on the day, month and level of supply versus demand. In June, for example, as supply fell, demand notes rose to yields over 4%, but as supply reentered the market in July, yields fell to 2.35%. By the end of August, New York City, California and Texas were all settling large new issues. The Municipal Portfolio took advantage of these new offerings to extend its average weighted maturity to the 50-day range.

     As always, all the Fund's portfolios emphasized high quality securities and highly liquid structures, in addition to providing competitive daily returns. Our credit research department employs fifteen professionals to approve and monitor the creditworthiness of every issue/issuer in which the portfolios invest. Finally, as of the date of this report, there are a number of proposed amendments to Rule 2a-7, the regulations which govern money market funds.The anticipated effective date of October 3 has been postponed by the SEC. We are following the situation closely and will be reporting to you in the future about the substance and timing of those changes.

                     PNC Institutional Management Corporation
                     (Please dial toll-free 800-533-7719 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statements of net assets of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios of The RBB Fund, Inc., as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian and brokers as of August 31, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, Municipal Money Market, Government Obligations MoneyMarket and New York Municipal Money Market Portfolios of The RBB Fund, Inc. as of August 31, 1996 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 15, 1996

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   -------------
CERTIFICATES OF DEPOSIT--12.8%
BANK NOTES--4.6%
First National Bank of Boston
   5.500% 01/13/97 ........................        $50,000   $ 50,000,000
Mellon Bank
   5.540% 02/07/97 ........................         50,000     50,000,000
                                                             ------------
                                                              100,000,000
                                                             ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--8.2%
Bank of Tokyo-Mitsubishi
   5.600% 11/04/96 ........................         25,000     25,000,000
Banque Nationale de Paris
   5.430% 09/30/96 ........................         50,000     50,000,392
Swedbank
   5.530% 09/12/96 ........................         30,000     30,000,090
   5.440% 11/06/96 ........................         75,000     75,001,356
                                                             ------------
                                                              180,001,838
                                                             ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $280,001,838) ................                   280,001,838
                                                             ------------
COMMERCIAL PAPER--56.1%
ASSET BACKED SECURITIES--5.8%
Corporate Receivables Corp.
   5.350% 11/21/96 ........................         25,000     24,699,063
   5.400% 01/15/97 ........................         25,800     25,273,680
Cxc, Inc.
   5.320% 11/20/96 ........................         30,000     29,645,333
Sigma Finance, Inc.
   5.420% 02/20/97 ........................         50,000     48,705,222
                                                             ------------
                                                              128,323,298
                                                             ------------
BANKS--2.3%
Chase Manhattan Corp.
   5.330% 01/10/97 ........................         25,000     24,515,118
National City Corp.
   5.270% 09/11/96 ........................         25,000     24,963,403
                                                             ------------
                                                               49,478,521
                                                             ------------


                                                  PAR
                                                 (000)        VALUE
                                                -------   -------------
CIGARETTES--3.0%
American Brands, Inc.
   5.300% 12/12/96 .....................        $21,000   $ 20,684,650
   5.290% 12/13/96 .....................         25,000     24,621,618
   5.480% 01/06/97 .....................         20,000     19,613,356
                                                          ------------
                                                            64,919,624
                                                          ------------
FINANCE SERVICES--1.7%
Countrywide Funding Corp.
   5.450% 10/18/96 .....................         38,000     37,729,619
                                                          ------------
GLASS, GLASSWARE, PRESSED OR BLOWN--2.3%
Newell Co.
   5.320% 09/12/96 .....................         50,000     49,918,722
                                                          ------------
PERSONAL CREDIT INSTITUTIONS--10.7%
BMW US Capital Corp.
   5.340% 09/09/96 .....................         33,196     33,156,607
   5.300% 09/16/96 .....................         50,000     49,889,583
Ford Motor Credit Corp.
   5.430% 10/22/96 .....................         50,000     49,615,375
   5.400% 12/12/96 .....................         50,000     49,235,000
General Motors Acceptance Corp.
   5.580% 12/26/96 .....................         30,000     29,460,600
   5.460% 02/12/97 .....................         25,000     24,378,167
                                                          ------------
                                                           235,735,332
                                                          ------------
PETROLEUM REFINING--1.1%
Repsol Int'l Finance B.V.
   5.370% 12/27/96 .....................         25,000     24,563,688
                                                          ------------
PHARMACEUTICAL PREPARATIONS--2.7%
American Home Products Corp.
   5.250% 09/03/96 .....................         60,000     59,982,500
                                                          ------------
SEARCH, DETECTION, NAVIGATION,
GUIDANCE AERONAUTIC SYSTEMS--4.5%
Raytheon Co.
   5.280% 09/17/96 .....................        100,000     99,765,333
                                                          ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                     PAR
                                                    (000)         VALUE
                                                   --------   --------------
SECURITY BROKERS & DEALERS--12.9%
Lehman Brothers Holdings Inc.
   5.500% 09/12/96 ..........................      $ 55,000   $   54,907,569
Merrill Lynch & Co. Canandian DCP
   5.500% 11/18/96 ..........................        50,000       49,404,167
Morgan Stanley Group, Inc.
   5.400% 09/23/96 ..........................        25,000       24,917,500
   5.300% 10/21/96 ..........................        50,000       49,631,945
   5.310% 12/13/96 ..........................        30,000       29,544,225
Nomura Holding America, Inc.
   5.510% 10/24/96 ..........................        25,000       24,797,201
   5.380% 11/14/96 ..........................        50,000       49,447,056
                                                              --------------
                                                                 282,649,663
                                                              --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--9.1%
American Express Credit Corp.
   5.280% 09/05/96 ..........................       100,000       99,941,333
Sears Roebuck Acceptance Corp.
   5.310% 09/04/96 ..........................        50,000       49,977,875
   5.480% 10/31/96 ..........................        50,000       49,543,333
                                                              --------------
                                                                 199,462,541
                                                              --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,232,528,841) ................                  1,232,528,841
                                                              --------------
MUNICIPAL BONDS--5.4%
CALIFORNIA--0.9%
San Bernardino County California
   Certificate of Participation County
   Center Refinancing Project,
   Series 1995 (LOC Canadian
   Imperial Bank of Commerce)(DOUBLE DAGGER)
   5.650% 09/07/96 ..........................         7,800        7,800,000
Adventist Health Systems West
   Series 1988 (LOC-First Interstate
   Bank of California)(DAGGER)
   3.750% 09/04/96 ..........................        12,925       12,925,000
                                                              --------------
                                                                  20,725,000
                                                              --------------
FLORIDA--0.1%
Coral Springs, Florida Industrial
   Development Revenue
   (LOC Sun Bank, N.A.)(DOUBLE DAGGER)
   5.650% 09/05/96 ..........................         2,900        2,900,000
                                                              --------------


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
GEORGIA--0.4%
De Kalb County Georgia Development
   Authority (Emory U.)(DOUBLE DAGGER)
   5.450% 09/04/96 ......................       $10,100   $10,100,000
                                                          -----------
ILLINOIS--0.8%
Barton Healthcare Taxable Revenue
   Bonds Series 1995 DN (LOC-
   American Nation Bank)(DAGGER)
   5.550% 09/04/96 ......................        12,455    12,455,000
Baylis Group Partnership Weekly
   Demand Taxable Bond Series 1992
   (LOC-Societe Generale)(DOUBLE DAGGER)
   5.650% 09/04/96 ......................           600       600,000
Illinois Health Facilities Authority
   Convertible/ VRDN RB
   (The Streeterville CORP Project)
   Series 1993-B (LOC-First National
   Bank of Chicago)(DOUBLE DAGGER)
   5.550% 09/04/96 ......................         4,400     4,400,000
                                                          -----------
                                                           17,455,000
                                                          -----------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B (LOC-Societe Generale)
   VRDN(DAGGER)
   5.550% 09/04/96 ......................         4,200     4,200,000
                                                          -----------
MINNESOTA--0.2%
Fairview Hospital And Healthcare Services
   Taxable ADJ Convertible Extendable
   Securities Series 1994
   (MBIA Insurance) VRDN(DAGGER)
   5.550% 09/05/96 ......................         5,100     5,100,000
                                                          -----------
MISSISSIPPI--0.9%
Hinds County, Mississippi
   (LOC-RaboBank Nederland)
   IDRB VRDN(DAGGER)
   5.450% 09/04/96 ......................         1,400     1,400,000
   5.450% 09/04/96 ......................         2,155     2,155,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                -------   -----------
MISSISSIPPI--(CONTINUED)
Mississippi Business Finance Corp.
   Taxable IDRB (Bryan Foods, Inc.
   Project) Series 1994 (Sara Lee
   Corporation Guaranty)
   (LOC-Sun Bank, N.A.) VRDN(DAGGER)
   5.550% 09/04/96 .....................        $14,000   $ 14,000,000
Mississippi Business Finance Corp.
   Taxable IDRB VRDN(DAGGER)
   5.450% 09/07/96 .....................          3,200      3,200,000
                                                          ------------
                                                            20,755,000
                                                          ------------
NEW YORK--0.6%
Health Insurance Plan of Greater NY
   adj/Convertible Extendable Securities
   Series 1990  (LOC-Morgan
   Guaranty Trust Company) VRDN(DAGGER)
   5.500% 09/04/96 .....................         12,300     12,300,000
                                                          ------------
NORTH CAROLINA--0.6%
Community Health Systems, Inc.
   Taxable (LOC-First Union National
   Bank of North Carolina)
   Series 1991-A(DAGGER)
   5.700% 09/04/96 .....................            400        400,000
City of Ashville North Carolina
   (LOC-Wachovia Bank of N.C.)
   Tax Corp.(DAGGER)
   5.400% 09/04/96 .....................         12,700     12,700,000
                                                          ------------
                                                            13,100,000
                                                          ------------
TEXAS--0.7%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Bonds (Rohr Industries Project
   Series 1990 (LOC-Citibank N.A.)
   VRDN(DAGGER)
   5.550% 09/04/96 .....................         14,800     14,800,000
                                                          ------------
     TOTAL MUNICIPAL BONDS
       (Cost $121,435,000) .............                   121,435,000
                                                          ------------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   ------------
REVENUE ANTICIPATION NOTES--0.3%
MANDATORY PUT BONDS--0.3%
Bremen, Inc. Tax Adjustable Notes
   (LOC-Society National Bank)
   5.500% 09/05/96 ........................        $ 6,000   $  6,000,000
                                                             ------------
     TOTAL REVENUE ANTICIPATION NOTES
       (Cost $6,000,000) ..................                     6,000,000
                                                             ------------
CORPORATE OBLIGATIONS--10.2%
BANKS--2.3%
Norwest Corp.(DAGGER)
   5.398% 09/28/96 ........................         50,000     50,000,000
                                                             ------------
PERSONAL CREDIT INSTITUTIONS--0.9%
General Motors Acceptance Corp.
   5.410% 09/01/96(DAGGER) ................          5,000      4,998,894
General Motors Acceptance Corp.
   7.900% 03/12/97 ........................         14,750     14,950,198
                                                             ------------
                                                               19,949,092
                                                             ------------
SECURITY BROKERS & DEALERS--7.0%
Bear Stearns & Co., Inc.
   5.290% 03/11/97 ........................         20,000     20,000,000
Goldman Sachs Group, LP
   5.711% 11/06/96(DAGGER) ................         53,000     53,000,000
Lehman Brothers Holdings Inc.
   5.600% 09/05/96(DAGGER) ................         50,000     50,000,000
Merrill Lynch & Co.
   5.000% 12/15/96 ........................          5,000      4,991,584
   5.120% 02/27/97 ........................         25,000     24,997,555
                                                             ------------
                                                              152,989,139
                                                             ------------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $222,938,231) ................                   222,938,231
                                                             ------------
AGENCY OBLIGATIONS--2.5%
Student Loan Marketing Association(DAGGER)
   5.390% 09/03/96 ........................         25,000     24,994,375
   5.410% 09/03/96 ........................         10,000     10,000,000
   5.420% 09/03/96 ........................         20,000     20,000,000
                                                             ------------
    TOTAL AGENCY OBLIGATIONS
       (Cost $54,994,375) .................                    54,994,375
                                                             ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   --------------
TIME DEPOSITS--12.6%
Bank of Tokyo-Mitsubishi
   5.375% 09/03/96 ..........................      $76,800   $   76,800,000
Dai-ichi Kangyo Bank
   5.406% 09/05/96 ..........................       50,000       50,000,000
First National Bank of Boston
   5.344% 09/05/96 ..........................       50,000       50,000,000
First Union National Bank of NC
   5.250% 09/03/96 ..........................      100,000      100,000,000
                                                             --------------
     TOTAL TIME DEPOSITS
       (Cost $276,800,000) ..................                   276,800,000
                                                             --------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $2,194,698,285*) ...................                 2,194,698,285
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% .....................                     1,125,153
                                                             --------------
NET ASSETS (Applicable to
   1,109,351,734 Bedford shares,
   202,360 Cash Preservation shares,
   561,873,247 Janney Montgomery
   Scott shares, 61,412 RBB shares,
   524,367,399 Sansom Street shares
   and 800 other shares)--100.0% ............                $2,195,823,438
                                                             ==============
NET ASSET VALUE, offering and
   redemption price per share
   ($2,195,823,438 (DIVIDE) 2,195,856,952) ..                         $1.00
                                                                      =====
*  Also cost for Federal income tax purposes
(DAGGER) Variable Rate Obigations -- The interest rate shown is the rate as of August 31, 1996 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS
VRDN ............................Variable Rate Demand Note
LOC ......................................Letter of Credit
IDR.........................Industrial Development Revenue


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                  PAR
                                                 (000)      VALUE
                                                -------   ----------
MUNICIPAL BONDS--99.8%
ALABAMA--0.7%
Alabama Special Care Facilities
   Authority St. Vincent's Daughters of
   Charity MB(AA, Aa)(DOUBLE DAGGER)
   4.000% 11/01/96 .......................      $ 1,735   $1,736,028
Livingston IDR Toin Corp USA Project
   DN / (Ind. Bank of Japan LOC)
   [A-1+, VMIG-1](DAGGER)
   4.150% 09/07/96 .......................        1,000    1,000,000
                                                          ----------
                                                           2,736,028
                                                          ----------
ALASKA--0.5%
Alaska Industrial Development & Export
   Authority RB Series 1984-5
   (LOC-Seattle First National Bank)
   DN [A-1](DAGGER)
   3.600% 09/07/96 .......................        2,045    2,045,000
                                                          ----------
ARIZONA--1.8%
Flagstaff IDA DN / (LOC-Wells Fargo)
   [A, A-1](DAGGER)
   3.550% 09/07/96 .......................        7,755    7,755,000
                                                          ----------
ARKANSAS--0.4%
Arkansas State Development Authority
   Health Care Facility Sisters of
   Mercy DN/ (ABM-AMRO Bank N.V. LOC)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .......................        1,700    1,700,000
                                                          ----------
CALIFORNIA--14.8%
California Pollution Control DN / (Society
   General LOC) [A-1+](DAGGER)
   3.150% 09/30/96 .......................        2,000    2,000,000
California Pollution Control Finance
   Authority (Pacific Gas & Electric Co.
   Project) Series 1996 C DN  (Bank of
   America LOC) [A-1+](DAGGER)
   3.850% 09/07/96 .......................        8,200    8,200,000
Los Angeles County Housing Authority
   Malibu Meadows Project
   Series A DN (LOC- Sumitomo Bank)
   [A-1](DAGGER)
   3.500% 09/07/96 .......................        4,100    4,100,000


                                                         PAR
                                                        (000)       VALUE
                                                       -------   -----------
CALIFORNIA--(CONTINUED)
Los Angeles County
   Series 1996 A TRAN
   (Credit Suisse LOC) [SP-1+,
   MIG-1](DOUBLE DAGGER)
   4.500% 06/30/97 ..............................      $10,315   $10,371,569
Oakland (LOC- Natwest PLC) DN(DAGGER)
   3.750% 09/07/96 ..............................       11,600    11,600,000
San Bernardino County
   TRAN / (Landesbank Hessen-
   Thuringen LOC) [SP-1+, MIG-1]
   4.500% 06/30/97 ..............................        5,000     5,024,890
Southeast Resource Recovery Facility
   Authority Lease RB DN [A-1, VMIG-1](DAGGER)
   3.550% 09/07/96 ..............................        7,500     7,500,000
State of California 1996-97 RAN
   [SP-1+, MIG-1]
   4.500% 06/30/97 ..............................        7,000     7,029,519
State of California RAN Series C-5 /
   (Bank of America LOC) [A-1+, MIG]
   3.850% 09/07/96 ..............................        1,000     1,000,000
Washington Township Hospital District
   Alemeda County DN / (Ind. Bank of
   Japan LOC)(DAGGER)
   3.450% 09/07/96 ..............................        5,300     5,300,000
                                                                 -----------
                                                                  62,125,978
                                                                 -----------
COLORADO--1.8%
Colorado State General Fund Revenue
   Series 1996 A TRAN [SP-1+, MIG-1]
   4.500% 06/27/97 ..............................        5,000     5,025,623
Moffat County DN [A-1+, P-1](DAGGER)
   3.550% 09/07/96 ..............................        2,400     2,400,000
                                                                 -----------
                                                                   7,425,623
                                                                 -----------
CONNECTICUT--0.7%
Connecticut State of Special Assessment
   Unemployment Compensation
   Advance Fund Revenue (Connecticut
   Unemployment Project)
   Series 1993 C MB (FGIC Insurance)
   [A-1+, VMIG-1](DOUBLE DAGGER)
   3.900% 07/01/97 ..............................        3,000     3,000,000
                                                                 -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
DELAWARE--0.7%
The Delaware Economic Development
   Authority Gas Facilities Refunding
   (Delmarva Power & Light Project)
   Series 1993 C (Delmarva Power &
   Light Corporate Obligation)
   RB DN [VMIG-1](DAGGER)
   3.650% 09/07/96 .........................       $ 3,000   $ 3,000,000
                                                             -----------
FLORIDA--1.4%
Florida Housing Finance Agency
   DN / (Wells Fargo Bank LOC) [A-1](DAGGER)
   3.850% 09/30/96 .........................         3,000     3,000,000
Indian River County Hospital District
   Sunhealth Network MB / (Kredietbank
   LOC) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.700% 10/08/96 .........................         3,000     3,000,000
                                                             -----------
                                                               6,000,000
                                                             -----------
GEORGIA--3.6%
Atlanta Urban Residential Finance
   Authority RB DN (Residential
   Construction -- Summerhill Project) /
   (First Union National Bank of North
   Carolina LOC) [A-1](DAGGER)
   3.550% 09/07/96 .........................         3,000     3,000,000
Brunswick and Glynn Development
   Authority Sewage Facility RB DN for
   Georgia-Pacific Corp. Project
   (LOC-Commerce Bank)
   Series 1996 [Aa2](DAGGER)
   3.650% 09/07/96 .........................         3,000     3,000,000
Carrollton Payroll Development
   Authority Certificates RAN [Aa3]
   3.650% 09/07/96 .........................         6,000     6,000,000
Forsyth County IDA RB for American
   Boa, Inc. Project (LOC- Dresdner
   Bank A.G.) DN(DAGGER)
   3.550% 09/07/96 .........................         3,000     3,000,000
                                                             -----------
                                                              15,000,000
                                                             -----------


                                                    PAR
                                                   (000)      VALUE
                                                  -------  ------------
ILLINOIS--8.8%
Chicago O'Hare International Airport DN
   (American Airlines) Series C / (LOC-
   Royal Bank of Canada) [VMIG-1](DAGGER)
   3.750% 09/01/96 .......................       $ 1,200   $ 1,200,000
Health Facility Authority DN (Central
   Health Care and Northwest
   Community Hospital) / (Sumitomo
   Bank LOC) [VMIG-1](DAGGER)
   3.450% 09/07/96 .......................         1,545     1,545,000
Illinois Development Finance Authority
   CHS Acquisition Corp. Project DN /
   (ABM-AMRO Bank N.V. LOC) [A-1+](DAGGER)
   3.850% 09/07/96 .......................         5,035     5,035,000
Illinois Development Finance Authority
   RB DN (Chicago Symphony
   Orchestra Project) / (Northern Trust
   LOC) [A-1, VMIG-1](DAGGER)
   3.500% 09/07/96 .......................         8,400     8,400,000
Illinois Health Facility Authority Carle
   Foundation Project DN / (Northern
   Trust LOC) [VMIG-1](DAGGER)
   3.550% 09/07/96 .......................         2,600     2,600,000
Illinois Housing Development Authority
   Multifamily Housing Bonds DN /
   (Landesbank Hessen-Thuringen LOC)
   [A-1+](DAGGER)
   3.500% 09/07/96 .......................         1,000     1,000,000
Illinois Housing Development Authority
   Series C-2  DN / (Society General LOC)
   [VMIG-1](DAGGER)
   3.450% 09/03/96 .......................         2,200     2,200,000
Illinois Student Loan Authority
   Community Student Loan RB DN /
   (Bank of America LOC) [VMIG-1](DAGGER)
   3.600% 09/07/96 .......................         7,800     7,800,000
O'Hare International Airport Special
   Facility RB DN / (Society General
   LOC) [Aa2, VMIG-1](DAGGER)
   3.600% 09/07/96 .......................         5,800     5,800,000
Southwestern Development Authority
   (Shell Oil Co. Wood River Project)
   Series 1995 MB [Aa2,
   VMIG-1](DOUBLE DAGGER)
   3.950% 09/01/96 .......................         1,375     1,375,000
                                                           -----------
                                                            36,955,000
                                                           -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                 -------    ----------
INDIANA--9.5%
Bremen IDA RB Series 1996 A
   Universal Bearings, Inc. Project
   Private Placement DN / (Society
   National Bank of Cleveland
   LOC)(DAGGER)
   3.800% 09/07/96 ........................      $ 5,000   $5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center I
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+](DAGGER)
   3.800% 09/07/96 ........................        2,900    2,900,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center II,
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+](DAGGER)
   3.800% 09/07/96 ........................        5,000    5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center III
   Project) / (LOC-Society National Bank of
   Cleveland) [A-1+, AA-](DAGGER)
   3.800% 09/07/96 ........................        4,500    4,500,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center IV
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+, AA-](DAGGER)
   3.800% 09/07/96 ........................        2,600    2,600,000
Indiana Health Facility Authority
   Daughters of Charity for St. Mary's
   Medical DN [AA, Aa](DAGGER)
   4.000% 11/01/96 ........................          840      840,497
La Porte County Economic Development
   RB DN (Pedcor Investments --
   Woodland Crossing) / (Federal Home
   Loan Bank LOC) [VMIG-1, Aaa](DAGGER)
   3.600% 09/07/96 ........................        2,000    2,000,000
Orleans Economic Development RB for
   Almana Limited Liability Co. Project
   Series 1995 (LOC-National Bank of
   Detroit) DN(DAGGER)
   3.650% 09/07/96 ........................        5,400    5,400,000
Portage, City of Economic Development
   RB DN (Breckenridge Apartments
   Project) / (Comerica Bank Detroit LOC)
   [A-1](DAGGER)
   3.650% 09/07/96 ........................        4,650    4,650,000


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
INDIANA--(CONTINUED)
South Bend Redevelopment Authority
   (College Football Hall of Fame
   Project) Series DN (Fuji Bank LOC)
   [VMIG-1](DAGGER)
   4.000% 09/07/96 ......................       $ 4,100   $ 4,100,000
Tippencanoe DN / (Bank of
   New York LOC) [Aa3, VMIG-1](DAGGER)
   3.700% 09/07/96 ......................         3,000     3,000,000
                                                          -----------
                                                           39,990,497
                                                          -----------
IOWA--1.9%
Iowa Finance Authority
   IDA RB DN (Sauer-Sundstrand Co.
   Project) / (Bayerische LB Girozentrale
   LOC) [P-1](DAGGER)
   3.600% 09/07/96 ......................         4,000     4,000,000
Iowa Finance Authority Tax-Exempt
   Adjustable Mode IDA RB DN (Dixie
   Bedding Co. Project) Series 1995 /
   (Wachovia LOC) [Aa2](DAGGER)
   3.600% 09/07/96 ......................         3,000     3,000,000
Osceola IDA RB (Babson Brothers Co.
   Projects) Series 1986 DN / (Bank of
   New York LOC) [VMIG-1](DAGGER)
   3.700% 09/07/96 ......................         1,100     1,100,000
                                                          -----------
                                                            8,100,000
                                                          -----------
KANSAS--2.8%
Burlington PCR RB MB (Kansas City
   Power & Light  Company) /
   (Deutsche  Bank LOC)
   [A-1+, P-1](DOUBLE DAGGER)
   3.650% 10/10/96 ......................         2,000     2,000,000
Butler County Solid Waste Disposal
   Facilities RB DN [VMIG-1, A1](DAGGER)
   4.000% 09/07/96 ......................         2,000     2,000,000
Lawrence County Project IDA RB
   Series A RAM Co. Project /
   (Wachovia LOC) [A-1+, VMIG-1](DAGGER)
   3.600% 09/05/96 ......................         2,125     2,125,000
Shawnee IDA RB Thrall Enterprises, Inc.
   Project DN (LOC-ABM-AMRO
   Bank N.V.)[A-1+](DAGGER)
   3.900% 09/07/96 ......................         5,700     5,700,000
                                                          -----------
                                                           11,825,000
                                                          -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                      PAR
                                                     (000)       VALUE
                                                    -------   -----------
KENTUCKY--5.5%
Clark County PCR RB MB
   (East Kentucky Power Cooperative,
   Inc.) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.400% 10/15/96 ..........................       $ 2,000   $ 2,000,000
Hopkinsville IDA RB Douglas Autotech
   Corp. Project Series 1995 DN /
   (Ind. Bank of Japan LOC) [A, A-1](DAGGER)
   4.150% 09/07/96 ..........................         7,700     7,700,000
Hopkinsville RB (American Precision
   Machinery) Series 1990 DN /
   (Mitsubishi Bank LOC) [VMIG-1](DAGGER)
   3.650% 09/07/96 ..........................         3,600     3,600,000
Maysville, City of Solid Waste Disposal
   Facilities RB MB [A-1, P-1](DOUBLE DAGGER)
   3.700% 09/12/96 ..........................        10,000    10,000,000
                                                              -----------
                                                               23,300,000
                                                              -----------
LOUISIANA--3.4%
Ascension Parish RB DN BASF
   Corp. [P-1, Aa3](DAGGER)
   3.550% 09/07/96 ..........................         2,800     2,800,000
East Baton Rouge Mortgage Finance
   Authority MB Single Family
   Mortgage Purchase Bonds /
   (FNMA LOC) [VMIG-1](DOUBLE DAGGER)
   3.400% 10/03/96 ..........................         2,910     2,910,000
East Baton Rouge Parish Pacific Corp.
   Project DN / (Ind. Bank of
   Japan LOC) [Aaa, VMIG-1](DAGGER)
   3.850% 09/07/96 ..........................         6,500     6,500,000
Saint Charles PCR Series 1991 Shell
   Oil Co. DN [A-1+, VMIG-1](DAGGER)
   3.950% 09/01/96 ..........................         1,900     1,900,000
                                                              -----------
                                                               14,110,000
                                                              -----------
MARYLAND--3.2%
Howard County Bluffs at Clary's
   Forest Apartment Facility
   Series 1995 DN /
   (FNB Maryland LOC) [A-1](DAGGER)
   3.900% 09/07/96 ..........................         5,800     5,800,000


                                                    PAR
                                                   (000)       VALUE
                                                  -------   -----------
MARYLAND--(CONTINUED)
Maryland State Community
   Development Adminstration
   Department Single Family Housing
   Bonds Project -- 2nd Series MB
   [VMIG-1](DOUBLE DAGGER)
   3.550% 10/01/96 ........................       $ 7,835   $ 7,835,000
                                                            -----------
                                                             13,635,000
                                                            -----------
MICHIGAN--0.6%
Michigan State Hospital Finance
   Authority Daughters of Charity MB
   [AA, Aa](DOUBLE DAGGER)
   4.000% 11/01/96 ........................           875       875,518
Michigan State Strategic Fund Limited
   Obligation RB DN / (Comerica Bank
   Detroit LOC) [A-1, P-1](DAGGER)
   3.650% 09/07/96 ........................           800       800,000
Northville IDA (Thrifty Northville Project)
   Series 1984 DN / (LOC-FNB Chicago)
   [P-1](DAGGER)
   3.525% 09/07/96 ........................         1,000     1,000,000
                                                            -----------
                                                              2,675,518
                                                            -----------
MISSOURI--3.3%
City of Berkeley IDA RB Exempt Facility
   DN (St. Louis Air Cargo Services, Inc.
   Project) / (LOC-Sumitomo Bank)
   [A-1](DAGGER)
   3.750% 09/07/96 ........................         5,200     5,200,000
City of Kansas IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN / (Bank of New York
   LOC) [A-1](DAGGER)
   3.650% 09/07/96 ........................         1,100     1,100,000
Kansas City IDA Demand Exempt Facility
   RB (K.C. Air Cargo Services, Inc.
   Project) DN / (LOC-Mellon Bank)
   [A-1](DAGGER)
   3.750% 09/07/96 ........................         7,600     7,600,000
                                                            -----------
                                                             13,900,000
                                                            -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)       VALUE
                                                  -------   -----------
NEBRASKA--0.9%
Lancaster Sun-Husker Foods, Inc.
   Project DN / (Bank of Tokyo LOC)
   [A-1+](DAGGER)
   4.150% 09/07/96 .........................      $ 3,800   $ 3,800,000
                                                            -----------
NEVADA--0.9%
Clark County Airport System Subordinate
   Lien RB DN Series 1995 A-2 / (Toronto
   Dominion LOC) [A-1+, VMIG-1](DAGGER)
   3.600% 09/07/96 .........................        1,680     1,680,000
Clark County IDA RB DN / (Swiss Bank
   LOC) [A-1+, VMIG-1](DAGGER)
   3.950% 09/01/96 .........................        2,300     2,300,000
                                                            -----------
                                                              3,980,000
                                                            -----------
NEW HAMPSHIRE--4.8%
Health and Higher Education Facility
   Authority Veteran Hospital Assoc.
   DN Series 1985 E / (AMBAC
   Insurance) [A-1+](DAGGER)
   3.400% 09/07/96 .........................          200       200,000
New Hampshire Higher Education &
   Health Facility DN (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................          600       600,000
New Hampshire State Housing Finance
   Authority Multifamily RB Countryside
   Project DN / (General Electric Capital
   Corp. LOC) [VMIG-1](DAGGER)
   3.650% 09/07/96 .........................       14,700    14,700,000
New Hampshire State Housing Finance
   Authority Single Family Housing
   Bond MB / (FGIC Insurance)
   [VMIG-1](DOUBLE DAGGER)
   3.650% 01/15/97 .........................        4,500     4,500,000
                                                            -----------
                                                             20,000,000
                                                            -----------
NORTH CAROLINA--0.1%
Mecklenburg County Industrial Facility
   and Pollution Control Financing
   Authority (Edgcomb Metals Co.
   Project) Series 1984 DN / (Banque
   Nationale de Paris LOC)(DAGGER)
   3.500% 09/07/96 .........................          300       300,000
                                                            -----------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
NORTH DAKOTA--0.8%
North Dakota Housing Finance Agency
   Housing Finance Program Bonds
   Home Mortgage Finance Program
   DN / (FGIC Insurance) [VMIG-1](DAGGER)
   3.850% 04/03/97 ........................       $ 3,500   $ 3,500,000
                                                            -----------
OKLAHOMA--0.5%
Oklahoma Development Finance
   Authority Shawnee Funding Limited
   DN / (Bank of Nova Scotia LOC)(DAGGER)
   3.650% 09/07/96 ........................         2,000     2,000,000
                                                            -----------
PUERTO RICO--0.1%
Puerto Rico Industrial Medical Health
   Education and Environmental PCR
   (Anna G. Mendez Project) DN /
   (LOC-Bank of Tokyo) [A-1](DAGGER)
   3.550% 09/07/96 ........................           600       600,000
                                                            -----------
RHODE ISLAND--0.5%
Rhode Island Housing & Mortgage
   Finance Corp. Convertible Home
   Ownership Opportunity Bonds
   Series 19 D MB / (Society General
   LOC) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.550% 01/30/97 ........................         2,000     2,000,000
                                                            -----------
SOUTH CAROLINA--3.7%
Anderson County IDA RB for Culp, Inc.
   Project DN / (Wachovia LOC)(DAGGER)
   3.600% 09/07/96 ........................         6,580     6,580,000
Marlboro County Solid Waste Disposal
   Facilities RB DN (Willamette Industries,
   Inc. Project) Series 1995 (LOC-
   Deutsche Bank A.G.) [A-1](DAGGER)
   4.050% 09/07/96 ........................         9,000     9,000,000
                                                            -----------
                                                             15,580,000
                                                            -----------
TENNESSEE--2.5%
Memphis General Improvement DN /
   (LOC-West Deutsche Landesbank)
   [A-1+, VMIG-1](DAGGER)
   3.600% 09/07/96 ........................         1,000     1,000,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
TENNESSEE--(CONTINUED)
Metropolitan Nashville Airport Authority,
   Airport Improvement Series 1993 RB
   DN / (FGIC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.500% 09/04/96 ......................       $ 1,100   $ 1,100,000
Montgomery County Public Building
   Authority County Loan Pool G.O. DN /
   (NCNB LOC) [A-1](DAGGER)
   3.550% 09/07/96 ......................         2,400     2,400,000
Oak Ridge Municipal Solid Waste
   Disposal Facility Bonds
   Series 1996 M4 Environmental
   Project DN / (Sunbank LOC)(DAGGER)
   3.650% 09/07/96 ......................         6,000     6,000,000
                                                          -----------
                                                           10,500,000
                                                          -----------
TEXAS--6.9%
Angelina and Neches River Authority
   Solid Waste Disposal RB MB
   [A-1, P-1](DOUBLE DAGGER)
   3.800% 10/11/96 ......................         5,300     5,300,000
Brazos River Harbor Navigation
   (Dow Chemical Co. Project)
   Series 1988 DN [P-1](DAGGER)
   3.700% 10/11/96 ......................         2,000     2,000,000
Harris County Health Facilities
   Development Corp. Hospital
   RB DN [A-1+](DAGGER)
   3.750% 09/01/96 ......................         7,200     7,200,000
San Antonio Housing Finance Corp.
   (Wellington Place Apartments)
   (LOC-Banc One) Series 1995
   A DN [A-1+, AA](DAGGER)
   3.600% 09/07/96 ......................         3,000     3,000,000
State of Texas TAN [SP-1+, MIG]
   4.750% 08/29/97 ......................         7,000     7,053,017
Texas State Veterans Housing
   Authority MB(DOUBLE DAGGER)
   3.900% 11/06/96 ......................         4,000     4,000,000
Travis County Housing Finance
   Authority MB(DOUBLE DAGGER)
   4.000% 11/01/96 ......................           430       430,255
                                                          -----------
                                                           28,983,272
                                                          -----------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
UTAH--2.0%
Intermountain Power Agency Power
   Supply Refunding Series 1985 E (Spa-
   Bank of America) RB MB / (Morgan
   Guaranty LOC) [A-1, VMIG-1](DOUBLE DAGGER)
   3.930% 06/16/97 ..........................      $ 2,000   $2,000,000
Salt Lake Airport RB DN (LOC-Credit
   Suisse) [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 ..........................        2,300    2,300,000
Utah State Board of Regents Student
   Loan Revenue Series C RB DN /
   (Dresdner Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.550% 09/07/96 ..........................        3,400    3,400,000
Utah State Board of Regents Student
   Loan Revenue Series L RB DN /
   (Dresdner Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.550% 09/07/96 ..........................          900      900,000
                                                             ----------
                                                              8,600,000
                                                             ----------
VERMONT--0.2%
Vermont Educational & Health Buildings
   Agency Hospital RB (AMBAC Insurance)
   DN [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 ..........................          855      855,000
                                                             ----------
VIRGINIA--5.7%
Alexandria IDA Adjustable Tender
   Resource Recovery (Alexandria/
   Arlington Waste-to-Energy Facility)
   Series 1986 A DN / (Swiss Bank LOC)
   [VMIG-1, A-1+](DAGGER)
   3.900% 09/01/96 ..........................          200      200,000
Alexandria Redevelopment & Housing
   Authority Multi-Family Housing
   Series A DN [A-1](DAGGER)
   3.550% 09/07/96 ..........................        3,100    3,100,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 B DN / (AMBAC
   Insurance ) [A-1+, VMIG-1](DAGGER)
   3.300% 09/07/96 ..........................        1,700    1,700,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN / (AMBAC
   Insurance) [VMIG-1, A-1+](DAGGER)
   3.450% 09/07/96 ..........................        2,500    2,500,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)      VALUE
                                                  -------  -----------
VIRGINIA--(CONTINUED)
Culpeper Town IDA Residential Care
   Facility RB DN / (NCNB LOC) [A-1](DAGGER)
   3.550% 09/07/96 .........................      $  500   $ 500,000
Fairfax County IDA DN Series 1988 C /
   (LOC-Credit Suisse) [A-1+](DAGGER)
   3.650% 09/07/96 .........................         200     200,000
King George County IDA (Birchwood
   Power Partners, L.P. Project)
   Series 1995 DN / (Credit Suisse LOC)
   [A-1+](DAGGER)
   4.000% 09/07/96 .........................       1,300   1,300,000
Louisa County IDA Pooled Financing
   Series 1995 DN (LOC-Nations Bank)
   [A-1](DAGGER)
   3.500% 09/07/96 .........................       2,500   2,500,000
Lynchburg Hospital RB Federal Housing
   Authority Mid-Atlantic
   Series 1985 E DN / (AMBAC Insurance)
   [A-1](DAGGER)
   3.350% 09/07/96 .........................         800     800,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 C DN /
   (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 .........................         500     500,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 G DN
   (AMBAC Insurance) [VMIG-1](DAGGER)
   3.350% 09/07/96 .........................       7,900   7,900,000
Peninsula Port Authority Port Facility
   (Shell Coal and Terminal Co.)
   Series 1987 DN (AMBAC Insurance)
   [Aaa, A-1+](DAGGER)
   3.800% 09/01/96 .........................       1,000   1,000,000
Peninsula Port Authority Dominion
   Terminal Series 1987 D MB / (Barclays
   Bank LOC) [A1+, P-1](DOUBLE DAGGER)
   3.850% 09/01/96 .........................         800     800,000


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
VIRGINIA--(CONTINUED)
Peninsula Port IDA RB (Allied Signal, Inc.
Project) Series 1993 (Allied Signal
Corp. Obligation) DN [A-1](DAGGER)
3.650% 09/07/96 ............................       $ 1,000   $ 1,000,000
                                                             -----------
                                                              24,000,000
                                                             -----------
WASHINGTON--1.2%
Port of Seattle IDA DN (Alaska Airlines
   Project) / (Bank of NY LOC) [A-1](DAGGER)
   3.600% 09/07/96 .........................         4,580     4,580,000
Washington State Adjustable Rate G.O.
   Bonds DN / (Landesbank Hessen LOC)
   [A-1+, VMIG-1](DAGGER)
   3.500% 09/07/96 .........................           400       400,000
                                                             -----------
                                                               4,980,000
                                                             -----------
WEST VIRGINIA--2.5%
Grant County Municipal Solid Waste
   MB [VMIG-1](DOUBLE DAGGER)
   3.850% 09/10/96 .........................         5,000     5,000,000
Marshall County IDA US/Canada Project
   DN / (Harris Trust & Savings Bank
   LOC) [A-1+, AA-](DAGGER)
   3.650% 09/07/96 .........................         3,500     3,500,000
West Virginia Hospital Finance Authority
   Hospital RB DN (VHA Mid-Atlantic
   States, Inc. Capital Asset)
   (AMBAC Insurance) [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................           600     1,200,000
West Virginia Hospital Finance Authority
   Hospital RB DN (Mid-Atlantic
   Capital Finance Project) Series 1985
   C DN (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................           700       700,000
                                                             -----------
                                                              10,400,000
                                                             -----------
WISCONSIN--1.1%
Carlton DN Wisconsin Power &
   Light Project [P-1](DAGGER)
   3.600% 09/07/96 .........................         4,800     4,800,000
                                                             -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996


                                                    VALUE
                                                ------------
TOTAL INVESTMENTS AT VALUE--99.8%
   (Cost $420,156,916*)                         $420,156,916

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2%                              731,430
                                                ------------
NET ASSETS (Applicable to
   202,009,609 Bedford shares
   129,398,582 Bradford shares
   115,765 Cash Preservation shares
   89,426,172 Janney Montgomery
   Scott shares, 5,143 RBB shares
   and 800 other shares)--100.0%                $420,888,346
                                                ============
NET ASSET VALUE, offering and
   redemption price per share
   ($420,888,346 (DIVIDE) 420,956,071)                 $1.00
                                                       =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 1996 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER)  Put Bonds -- Maturity date is the put date.

The Moody's Investor Service, Inc. and Standard and Poor's Ratings Group's ratings indicated are the most recent ratings available at August 31, 1996. These ratings have not been audited by the Independent Accountants, and, therefore, are not covered by the report of Independent Accountants.

INVESTMENT ABBREVIATIONS
BAN.................................Bond Anticipation Note
DN.............................................Demand Note
GO.....................................General Obligations
LOC.......................................Letter of Credit
IDA.......................Industrial Development Authority
MB..........................................Municipal Bond
PCR..............................Pollution Control Revenue
RAN..............................Revenue Anticipation Note
RAW..........................Revenue Anticipation Warrants
RB............................................Revenue Bond
TAN..................................Tax Anticipation Note
TECP...........................Tax Exempt Commercial Paper
TRAN.....................Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996


                                                          PAR
                                                         (000)       VALUE
                                                       --------   ------------
AGENCY OBLIGATIONS--53.8%
FEDERAL FARM CREDIT BANK--8.1%
   5.120% 09/04/96(DAGGER) .....................       $ 15,000   $ 14,998,280
   5.400% 04/01/97 .............................         30,000     29,977,099
                                                                  ------------
                                                                    44,975,379
                                                                  ------------
FEDERAL HOME LOAN BANK--8.1%
   5.277% 09/02/96(DAGGER) .....................         20,000     19,998,784
   5.238% 09/20/96(DAGGER) .....................         15,000     14,999,434
   5.560% 10/25/96 .............................         10,000      9,997,291
                                                                  ------------
                                                                    44,995,509
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--28.6%
   5.370% 09/03/96(DAGGER) .....................         10,000     10,000,000
   5.410% 09/03/96(DAGGER) .....................         10,000      9,994,465
   5.465% 09/03/96(DAGGER) .....................         10,000      9,999,787
   5.348% 09/06/96(DAGGER) .....................         20,000     19,992,305
   5.337% 09/17/96(DAGGER) .....................         20,000     19,990,167
   5.310% 10/18/96 .............................         15,000     14,996,237
   5.320% 11/21/96(DAGGER) .....................         25,000     24,992,910
   5.270% 11/26/96 .............................         20,000     19,748,211
   5.530% 01/10/97 .............................         15,000     14,698,154
   5.240% 01/15/97 .............................         15,000     14,703,067
                                                                  ------------
                                                                   159,115,303
                                                                  ------------
STUDENT LOAN MARKETING ASSOCIATION(DAGGER)--9.0%
   5.400% 09/03/96 .............................          9,000      8,998,786
   5.410% 09/03/96 .............................          5,000      5,000,000
   5.420% 09/03/96 .............................          5,000      4,999,414
   5.460% 09/03/96 .............................         15,000     14,996,128
   5.585% 09/03/96 .............................          3,850      3,851,055
   5.610% 09/03/96 .............................         12,100     12,105,327
                                                                  ------------
                                                                    49,950,710
                                                                  ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $299,036,901) .....................                   299,036,901
                                                                  ------------


                                                   PAR
                                                  (000)       VALUE
                                                 -------   ------------
U. S. TREASURY OBLIGATIONS--7.2%
U.S. TREASURY NOTES--7.2%
   6.875% 02/28/97 ......................        $20,000   $ 20,159,607
   6.875% 03/31/97 ......................         10,000     10,075,608
   6.500% 04/30/97 ......................         10,000     10,050,993
                                                           ------------
    TOTAL U. S. TREASURY
       OBLIGATIONS
       (Cost $40,286,208) ...............                    40,286,208
                                                           ------------
REPURCHASE AGREEMENTS--38.5%
Aubrey G. Lanston & Co. Inc.
   5.200% 09/03/96 ......................         92,000     92,000,000
     (Agreement dated 08/30/96 to be
     repurchased at $92,053,156,
     collateralized by $44,562,500
     U.S. Treasury Bond 6.25% due
     08/15/23 and collateralized by
     $47,439,700 U.S. Treasury
     Notes 7.75% to 8.50% due
     12/31/99 to 11/15/00. Market
     value of collateral is $92,002,200.)
Donaldson, Lufkin & Jenrette
   5.310% 09/03/96 ......................        102,200    102,200,000
     (Agreement dated 08/30/96 to be
     repurchased at $102,260,298,
     collateralized by $110,810,000
     Federal Home Loan Mortgage
     Corp. due 08/15/26
     Market  value of collateral is
     $105,270,608.)
Morgan Stanley & Co.
   5.270% 09/20/96 ......................         20,000     20,000,000
     (Agreement dated 08/22/96 to be
     repurchased at 20,084,906,
     collateralized by $25,860,948
     Federal Home Loan Mortgage
     Corp. 0% to 8.00% due 12/01/09 to
     06/15/35. Market value of collateral
     is $20,405,022.)
                                                           ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $214,200,000) ..............                   214,200,000
                                                           ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996



                                                 VALUE
                                              ------------

TOTAL INVESTMENTS AT VALUE--99.5%
   (COST $553,523,109*)..................     $553,523,109

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.5%..................        3,023,896
                                              ------------
NET ASSETS (Applicable to
   192,603,016 Bedford shares,
   57,191,735 Bradford shares,
   306,763,729 Janney Montgomery
   Scott shares and 800 other
   shares)--100%.........................     $556,547,005
                                              ============
NET ASSET VALUE, offering and
   redemption price per share
   ($556,547,005 (DIVIDE) 556,559,280)...            $1.00
                                                     =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate is the rate as of August
         31, 1996 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996


                                                       PAR
                                                      (000)       VALUE
                                                     -------   -----------
MUNICIPAL BONDS--99.7%
NEW YORK--96.5%
Chautauqua County IDA (The Red Wing
   Company, Inc.) Series 1985 DN /
   (Wachovia LOC)(DAGGER)
   3.400% 09/05/96 ............................       $2,000   $2,000,000
City of New York Eagle Tax Exempt
   Bonds DN [SP1+](DAGGER)
   3.560% 09/05/96 ............................        1,000    1,000,000
City of New York GO Bonds DN
   Series D / (FGIC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.300% 09/07/96 ............................        1,200    1,200,000
City of New York Housing Development
   Corp. (Parkgate Tower) Resolution 1
   DN Series 1995 (Citibank LOC)
   [A-1, VMIG-1](DAGGER)
   3.300% 09/07/96 ............................        2,155    2,155,000
Hempstead USFD TAN Series 1996
   4.125% 06/30/97 ............................        3,000    3,005,366
Lancaster Central School District TAN
   Series 1996
   4.250% 06/27/97 ............................        2,000    2,005,504
Metropolitan Transportation Authority
   Commuter Facility Series 1991 DN /
   (Multiple Credit Enhancements LOC)
   [A-1, VMIG-1](DAGGER)
   3.300% 09/07/96 ............................          300      300,000
Montgomery Town IDA DN (Service
   Merchandise Co. Project) / (Canadian
   Imperial Bank of Commerce LOC) [A-1](DAGGER)
   3.700% 09/16/96 ............................        1,300    1,300,000
New York GO Tax Exempt Adjustable
   Rate Bonds Series 1996 J TECP /
   (Commerce Bank LOC) [A-1+, MIG]
   3.500% 09/13/96 ............................        2,000    2,000,000
New York City GO Bonds DN /
   (Mitsubishi Bank LOC)
   [A-1+0, VMIG-1](DAGGER)
   3.400% 09/07/96 ............................        1,000    1,000,000
New York City GO Bonds Fiscal 1995
   Series F-7 DN / (Union Bank of
   Switzerland LOC) [A-1+, P-1](DAGGER)
   3.400% 09/07/96 ............................          200      200,000


                                                       PAR
                                                      (000)        VALUE
                                                     -------   ----------
NEW YORK--(CONTINUED)
New York City GO 1994 H-3 TECP /
   (Banque Paribas LOC) [A-1,
   VMIG-1](DAGGER)
   3.750% 09/05/96 ............................      $ 1,000   $1,000,000
New York City GO Series 1995
   F-4 DN / (Hessen LOC)
   [A-1+, VMIG-1](DAGGER)
   3.400% 09/07/96 ............................        2,100    2,100,000
New York City GO Series 1994 B DN /
   (Morgan Guaranty LOC) [A-1,
   VMIG-1](DAGGER)
   4.000% 09/03/96 ............................          400      400,000
New York City GO Series B-9 TECP /
   (Chemical Bank LOC) [A-1, VMIG-1]
   3.600% 10/11/96 ............................        1,100    1,100,000
New York City Housing Development
   Corp. Multi-Family Mortgage RB
   (York Avenue Development Project)
   Series 1994 A DN / (Chemical Bank
   LOC) [A-1](DAGGER)
   3.500% 09/07/96 ............................        3,400    3,400,000
New York City IDA (Laguardia Airport
   Project) DN / (Banque Indosuez LOC)
   [A-1](DAGGER)
   3.300% 09/07/96 ............................        1,200    1,200,000
New York City IDA RB DN (Field Hotel
   Project) (JFK Airport) / (Banque
   Indosuez LOC) [A-1, VMIG-1](DAGGER)
   3.300% 09/07/96 ............................          600      600,000
New York City IDA RB (Japan Airlines Co.)
   DN / (Morgan Guaranty LOC) [A-1+](DAGGER)
   3.900% 09/03/96 ............................          300      300,000
New York City IDA RB DN Series V
   (Premier Sleep Project) /
   (ABM-AMRO  Bank LOC)
   [VMIG-1](DAGGER)
   3.350% 09/07/96 ............................        1,000    1,000,000
New York City IDA RB DN Series X
   (Spreading Machine Exchange
   Project) / (ABM-AMRO Bank LOC)
   [P-1](DAGGER)
   3.350% 09/07/96 ............................          750      750,000
New York City Municipal Water Authority
   DN / (FGIC Insurance) [A-1+, VMIG-1](DAGGER)
   3.800% 09/01/96 ............................        1,000    1,000,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)       VALUE
                                                  -------   ----------
NEW YORK--(CONTINUED)
New York State Dormitory Authority
   Memorial Sloan-KetteringCancer
   Center RB 1989B TECP (Chemical
   Bank LOC) [A-1, VMIG-1](DOUBLE DAGGER)
   3.600% 10/25/96 .........................      $ 2,450   $2,450,000
New York City Museum of Broadcasting
   DN Series 1989 / (Sumitomo Bank
   LOC) [A-1, VMIG-1](DAGGER)
   3.500% 09/07/96 .........................        1,300    1,300,000
New York Local Govt. Assistance Corp.
   RB DN / (Society General LOC)
   [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 .........................        1,000    1,000,000
New York Local Govt. Assistance Corp.
   RB DN / (Canadian Imperial Bank
   LOC) [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 .........................        3,500    3,500,000
New York State Dormitory Authority
   RB MB (Beverwyck Inc.) / (Banque
   Paribas LOC) [A-2, VMIG-1](DAGGER)
   3.400% 09/04/96 .........................        1,040    1,040,000
New York State Dormitory Authority
   RB DN (The Metropolitan Museum of
   Art Project) [SP-1+, VMIG-1](DAGGER)
   3.100% 09/04/96 .........................        4,400    4,400,000
New York State Energy Research &
   Development (Niagara Mohawk)
   Series 1988 A DN / (Morgan
   Guaranty LOC)(DAGGER)
   4.050% 09/01/96 .........................          700      700,000
New York State Energy Research &
   Development Authority Electric
   Facilities RB 1995 Series A DN (Long
   Island Lighting Co. Project) / (Union
   Bank of Switzerland LOC) [VMIG-1](DAGGER)
   3.250% 09/07/96 .........................        2,000    2,000,000
New York State Energy Research &
   Development Authority PCR DN
   (Central-Hudson Gas and Electric
   Corp.) Series 1985 A / (Morgan
   Guaranty LOC) [P-1](DAGGER)
   3.150% 09/07/96 .........................        1,700    1,700,000

                                                     PAR
                                                    (000)       VALUE
                                                   -------   ----------
NEW YORK--(CONTINUED)
New York State Energy Research &
   Development Authority PCR RB DN
   (Rochester Gas & Electric Project) /
   (Credit Suisse LOC) [P-1](DAGGER)
   3.550% 09/07/96 ..........................      $ 3,500   $3,500,000
New York State Energy Research &
   Development Authority PCR RB MB
   (Long Island Lighting Co. Project)/
   (Deutshe Bank LOC) [VMIG-1](DOUBLE DAGGER)
   3.250% 03/01/97 ..........................        1,500    1,500,000
New York State Energy Research &
   Development Authority Series 1987
   B PCR (Niagara Mohawk) DN /
   (Morgan Guaranty LOC) [A-1+](DAGGER)
   4.050% 09/01/96 ..........................          300      300,000
New York State Energy Research &
   Development Electric Facilities
   RB DN 1993 Series B (Long Island
   Lighting Co. Project) / (Toronto
   Dominion LOC) [VMIG-1](DAGGER)
   3.250% 09/07/96 ..........................          500      500,000
New York State Energy Research &
   Development Authority DN
   Series 1985 A (Niagara Mohawk) /
   (Toronto Dominion LOC) [A-1](DAGGER)
   3.950% 09/01/96 ..........................        1,100    1,100,000
New York State GO TECP
   Series S [A-1, P-1]
   3.550% 10/09/96 ..........................        3,000    3,000,000
New York State Housing Finance
   Agency (Normandie Court I Project)
   Series 1991 DN / (Society General
   LOC) [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 ..........................        1,100    1,100,000
New York State Housing Finance
   Agency DN Series A (Mount Sinai
   School of Medicine) / (Sanwa Bank
   LOC) [VMIG-1](DAGGER)
   3.650% 09/04/96 ..........................        3,800    3,800,000
New York State Housing Finance Agency
   Multi-Family Mortgage RB DN (Pleasant
   Creek Meadows Project) /
   (AMBAC Insurance) [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 ..........................          400      400,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                     PAR
                                                    (000)       VALUE
                                                   -------   ----------
NEW YORK--(CONTINUED)
New York State Housing Finance Agency
   Sloan Kettering 1985 A DN / (Morgan
   Guaranty LOC) [A-1+](DAGGER)
   3.250% 09/07/96 ..........................        $ 500   $  500,000
New York State Job Development
   Authority DN Series 1984 D1 to D9 /
   (Sumitomo Bank LOC) [A-1+,
   VMIG-1](DAGGER)
   3.700% 09/03/96 ..........................           65       65,000
New York State Job Development
   Authority DN Series 1989 B1 To
   B21 [VMIG-1](DAGGER)
   3.850% 09/01/96 ..........................          800      800,000
New York State Job Development
   Authority DN Special Purpose Bonds
   Series 1984 G1 to G33 / (Sumitomo
   Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.700% 09/03/96 ..........................          145      145,000
New York State Job Development
   Authority DN Special Purpose
   Series 1986 A1 to A14 / (Sumitomo
   Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.850% 09/07/96 ..........................          500      500,000
New York State Job Development
   DN Special Purpose Series C /
   (Sumitomo Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.700% 09/03/96 ..........................          880      880,000
New York State Medical Care Facility
   Financial Agency (Lenox Hill Hospital
   Project) Series 1990 A DN / (Chemical
   Bank LOC) [VMIG-1](DAGGER)
   3.250% 09/07/96 ..........................        1,500    1,500,000
New York State Power Authority TECP /
   (Citibank LOC) [A-1, P-1]
   3.650% 12/09/96 ..........................        3,000    3,000,000
New York State Power MB [A-1,
   VMIG-1](DOUBLE DAGGER)
   3.250% 09/01/96 ..........................        1,500    1,500,000
Sachem Central School District at
   Holbrook Suffolk County TAN
   Series 1996-97 MB [MIG-1]
   4.125% 06/26/97 ..........................        2,000    2,004,717
State of New York TECP
   Series R [A-1, P-1]
   3.400% 10/01/96 ..........................        1,000    1,000,000


                                                   PAR
                                                  (000)        VALUE
                                                 ------   -----------
NEW YORK--(CONTINUED)
Suffolk County IDA DN (Nissequogue
   Cogen) Series 1994 / (Toronto
   Dominion LOC) [A-1+, VMIG-1](DAGGER)
   3.250% 09/04/96 ......................        $3,700   $ 3,700,000
Suffolk County Water Authority
   BAN DN 1994 [A-1, VMIG-1](DAGGER)
   3.150% 09/04/96 ......................         3,000     3,000,000
The Trust for Cultural Resources of the
   New York Bond (Carnegie Hall) Series
   1990 DN / (Dai-ichi Kangyo LOC)
   [Aa1](DAGGER)
   3.300% 09/07/96 ......................           100       100,000
Tompkins County BAN
   4.250% 06/19/97 ......................         3,000     3,009,424
Triborough Bridge and Tunnel Authority
   DN / (FGIC Insurance) [A-1+,
   VMIG-1](DAGGER)
   3.200% 09/07/96 ......................         1,100     1,100,000
                                                          -----------
                                                           85,110,011
                                                          -----------
PUERTO RICO--3.2%
Puerto Rico Government Development
   Bank TECP [A-1+]
   3.400% 09/16/96 ......................         2,000     2,000,000
Puerto Rico Highway and Transportation
   Authority Series 1993 X DN / (Multiple
   Credit Enhancements LOC)
   [A-1+, VMIG-1](DAGGER)
   3.100% 09/07/96 ......................           600       600,000
Puerto Rico Industrial Medical Health
   Education and Environmental PCR
   (Anna G. Mendez Project) RB DN /
   (Bank of Tokyo LOC)(DAGGER)
   3.550% 09/07/96 ......................           200       200,000
                                                          -----------
                                                            2,800,000
                                                          -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996



                                                    VALUE
                                                 -----------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $87,910,011*) ................          $87,910,011
OTHER ASSETS IN EXCESS
   OF  LIABILITIES--0.3% ..............              238,802
                                                 -----------
NET ASSETS (Applicable to 68,128,708
   Bedford shares, 20,031,916 Janney
   Montgomery Scott shares and
   800 other shares)--100.0% ..........          $88,148,813
                                                 ===========
NET ASSET VALUE, offering and
   redemption price per share
   ($88,148,813 (DIVIDE) 88,161,424) ..                $1.00
                                                       =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 1996 and the maturity date shown is the longer of the next readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date shown is the put date.

The Moody's Investor Service, Inc. and Standard and Poor's Ratings Group's ratings indicated are the most recent ratings available at August 31, 1996. These ratings have not not been audited by the Independent Accountants and, therefore, are not covered by the Report of Independent Accountants.

INVESTMENT ABBREVIATIONS
BAN.................................Bond Anticipation Note
DN.............................................Demand Note
GO.....................................General Obligations
LOC.......................................Letter of Credit
IDA.......................Industrial Development Authority
MB .........................................Municipal Bond
PCR..............................Pollution Control Revenue
RAN..............................Revenue Anticipation Note
RB............................................Revenue Bond
TAN..................................Tax Anticipation Note
TECP...........................Tax Exempt Commercial Paper
TRAN.....................Tax and Revenue Anticipation Note


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996

                                                                                             GOVERNMENT        NEW YORK
                                                                              MUNICIPAL      OBLIGATIONS       MUNICIPAL
                                                           MONEY MARKET     MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                             PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                           ------------     ------------    ------------     ------------
Investment Income
   Interest .............................................  $118,092,977     $15,900,230      $30,707,263     $2,738,330
                                                           ------------     -----------      -----------     ----------

Expenses
   Investment advisory fees .............................     7,702,090       1,409,660        2,310,433        270,726
   Administration fees ..................................            --         428,209               --         77,350
   Distribution fees ....................................     9,304,376       2,427,986        3,236,194        409,287
   Service organization fees ............................       471,499              --               --             --
   Directors' fees ......................................        38,473           7,715           10,037          1,421
   Custodian fees .......................................       345,973          88,191          102,930         24,220
   Transfer agent fees ..................................     3,044,149         291,739          610,887         95,023
   Legal fees ...........................................        77,139          17,721           20,228          3,131
   Audit fees ...........................................        61,049          12,514           16,044          2,230
   Registration fees ....................................       434,000         192,999          134,940         13,500
   Insurance expense ....................................        43,932           9,056           11,658          1,631
   Printing fees ........................................       426,220          72,100          107,852          8,755
   Miscellaneous ........................................         1,884             387              499             70
                                                           ------------     -----------      -----------     ----------
                                                             21,950,784       4,958,277        6,561,702        907,344

   Less fees waived .....................................    (3,543,632)     (1,236,642)        (671,811)      (278,163)
   Less expense reimbursement by advisor ................      (342,158)        (17,576)        (406,954)            --
                                                           ------------     -----------      -----------     ----------
        Total expenses ..................................    18,064,994       3,704,059        5,482,937        629,181
                                                           ------------     -----------      -----------     ----------
   Net investment income ................................   100,027,983      12,196,171       25,224,326      2,109,149
                                                           ------------     -----------      -----------     ----------
   Realized loss on investments .........................       (12,987)           (674)         (10,995)            (5)
                                                           ------------     -----------      -----------     ----------
   Net increase in net assets resulting from operations .  $100,014,996     $12,195,497      $25,213,331     $2,109,144
                                                           ============     ===========      ===========     ==========

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                               MUNICIPAL MONEY
                                       MONEY MARKET PORTFOLIO                 MARKET PORTFOLIO
                                  --------------------------------    --------------------------------
                                       FOR THE          FOR THE            FOR THE          FOR THE
                                     YEAR ENDED       YEAR ENDED         YEAR ENDED       YEAR ENDED
                                  AUGUST 31, 1996  AUGUST 31, 1995    AUGUST 31, 1996  AUGUST 31, 1995
                                  ---------------  ---------------    ---------------  ---------------
Increase (decrease) in
  net assets:
Operations:
  Net investment income ........    $100,027,983      $64,913,329       $12,196,171       $9,691,756
  Net gain (loss)
    on investments .............         (12,987)         (18,463)             (674)           7,009
                                  --------------   --------------      ------------     ------------
  Net increase in net assets
    resulting from
    operations .................     100,014,996       64,894,866        12,195,497        9,698,765
                                  --------------   --------------      ------------     ------------
Distributions to shareholders:
Dividends to shareholders
  from net investment income:
    Bedford shares .............     (49,874,649)     (38,765,552)       (5,960,711)      (5,717,451)
    Bradford Shares ............              --               --        (3,611,114)      (3,266,535)
    Cash Preservation
      shares ...................         (10,092)         (11,336)           (3,746)          (5,648)
    Janney Montgomery
      Scott shares .............     (24,434,566)      (4,784,092)       (2,620,457)        (701,975)
    RBB shares .................          (2,630)          (2,530)             (143)            (147)
    Sansom Street shares .......     (25,706,046)     (21,349,819)               --               --

Dividends to shareholders from
  net realized short-term gains:
    Bedford shares .............              --               --                --               --
    Bradford shares ............              --               --                --               --
    Janney Montgomery
      Scott shares .............              --               --                --               --
                                  --------------   --------------      ------------     ------------
      Total distributions
        to shareholders ........    (100,027,983)     (64,913,329)      (12,196,171)      (9,691,756)
                                  --------------   --------------      ------------     ------------
Net capital share
  transactions .................     374,464,737      736,630,198        (1,864,843)     140,043,103
                                  --------------   --------------      ------------     ------------
Total increase (decrease)
  in net assets ................     374,451,750      736,611,735        (1,865,517)     140,050,112

Net Assets:
  Beginning of year ............   1,821,371,688    1,084,759,953       422,753,863      282,703,751
                                  --------------   --------------      ------------     ------------
  End of year ..................  $2,195,823,438   $1,821,371,688      $420,888,346     $422,753,863
                                  ==============   ==============      ============     ============


                                         GOVERNMENT OBLIGATIONS                NEW YORK MUNICIPAL
                                         MONEY MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                                    --------------------------------    --------------------------------
                                         FOR THE          FOR THE            FOR THE          FOR THE
                                       YEAR ENDED       YEAR ENDED         YEAR ENDED       YEAR ENDED
                                    AUGUST 31, 1996  AUGUST 31, 1995    AUGUST 31, 1996  AUGUST 31, 1995
                                    ---------------  ---------------    ---------------  ---------------
Increase (decrease) in
  net assets:
Operations:
  Net investment income ........      $25,224,326      $12,855,095        $2,109,149        $1,540,989
  Net gain (loss)
    on investments .............          (10,995)          41,241                (5)              (89)
                                     ------------     ------------       -----------       -----------
  Net increase in net assets
    resulting from
    operations .................       25,213,331       12,896,336         2,109,144         1,540,900
                                     ------------     ------------       -----------       -----------
Distributions to shareholders:
Dividends to shareholders
  from net investment income:
    Bedford shares .............       (8,829,111)      (7,551,189)       (1,686,204)       (1,455,172)
    Bradford Shares ............       (2,208,959)      (2,071,772)               --                --
    Cash Preservation
      shares ...................               --               --                --                --
    Janney Montgomery
      Scott shares .............      (14,186,256)      (3,232,134)         (422,945)          (85,817)
    RBB shares .................               --               --                --                --
    Sansom Street shares .......               --               --                --                --

Dividends to shareholders from
  net realized short-term gains:
    Bedford shares .............          (12,697)              --                --                --
    Bradford shares ............           (3,154)              --                --                --
    Janney Montgomery
      Scott shares .............          (18,204)              --                --                --
                                     ------------     ------------       -----------       -----------
      Total distributions
        to shareholders ........      (25,258,381)     (12,855,095)       (2,109,149)       (1,540,989)
                                     ------------     ------------       -----------       -----------
Net capital share
  transactions .................       44,099,699      306,300,108        13,146,285        22,779,960
                                     ------------     ------------       -----------       -----------
Total increase (decrease)
  in net assets ................       44,054,649      306,341,349        13,146,280        22,779,871

Net Assets:
  Beginning of year ............      512,492,356      206,151,007        75,002,533        52,222,662
                                     ------------     ------------       -----------       -----------
  End of year ..................     $556,547,005     $512,492,356       $88,148,813       $75,002,533
                                     ============     ============       ===========       ===========


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                     MONEY MARKET PORTFOLIO
                                        -----------------------------------------------------------------------------------
                                             FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                                           YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                        AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                        ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of year .................     $     1.00        $   1.00         $   1.00         $   1.00         $   1.00
                                          ----------        --------         --------         --------         --------
Income from investment
  operations:
Net investment income ...............         0.0469          0.0486           0.0278           0.0243           0.0375
  Net gains on securities (both
   realized and unrealized) .........             --              --               --               --           0.0007
                                          ----------        --------         --------         --------         --------
     Total from investment
      operations ....................         0.0469          0.0486           0.0278           0.0243           0.0382
                                          ----------        --------         --------         --------         --------
Less distributions
  Dividends (from net investment
   income) ..........................        (0.0469)        (0.0486)         (0.0278)         (0.0243)         (0.0375)
  Distributions (from capital
   gains) ...........................             --              --               --               --          (0.0007)
                                          ----------        --------         --------         --------         --------
     Total distributions ............        (0.0469)        (0.0486)         (0.0278)         (0.0243)         (0.0382)
                                          ----------        --------         --------         --------         --------
Net asset value, end of year ........     $     1.00        $   1.00         $   1.00         $   1.00         $   1.00
                                          ==========        ========         ========         ========         ========
Total Return ........................          4.79%           4.97%            2.81%            2.46%            3.89%
Ratios /Supplemental Data
  Net assets, end of year (000) .....     $1,109,334        $935,821         $710,737         $782,153         $736,842
  Ratios of expenses to average
   net assets .......................         .97%(a)         .96%(a)          .95%(a)          .95%(a)          .95%(a)
  Ratios of net investment income
   to average net assets ............          4.69%           4.86%            2.78%            2.43%            3.75%


                                                                  MUNICIPAL MONEY MARKET PORTFOLIO
                                         -----------------------------------------------------------------------------------
                                              FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                                            YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                         AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                         ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of year .................       $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                            --------         --------         --------         --------         --------
Income from investment
  operations:
Net investment income ...............         0.0288           0.0297           0.0195           0.0195           0.0287
  Net gains on securities (both
   realized and unrealized) .........             --               --               --               --               --
                                            --------         --------         --------         --------         --------
     Total from investment
      operations ....................         0.0288           0.0297           0.0195           0.0195           0.0287
                                            --------         --------         --------         --------         --------
Less distributions
  Dividends (from net investment
   income) ..........................        (0.0288)         (0.0297)         (0.0195)         (0.0195)         (0.0287)
  Distributions (from capital
   gains) ...........................             --               --               --               --               --
                                            --------         --------         --------         --------         --------
     Total distributions ............        (0.0288)         (0.0297)         (0.0195)         (0.0195)         (0.0287)
                                            --------         --------         --------         --------         --------
Net asset value, end of year ........       $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                            ========         ========         ========         ========         ========
Total Return ........................          2.92%            3.01%            1.97%            1.96%            2.90%
Ratios /Supplemental Data
  Net assets, end of year (000) .....       $201,940         $198,425         $182,480         $215,577         $176,950
  Ratios of expenses to average
   net assets .......................         .84%(a)          .82%(a)          .77%(a)          .77%(a)          .77%(a)
  Ratios of net investment income
   to average net assets ............          2.88%            2.97%            1.95%            1.95%            2.87%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.14%, 1.17%, 1.16%, 1.19% and 1.20% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.12%, 1.14%, 1.12%, 1.16% and 1.15% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.
(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                                                            GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                         -----------------------------------------------------------------------------------
                                              FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                                            YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                         AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                         ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of year .................       $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                            --------         --------         --------         --------         --------
Income from investment operations:
  Net investment income .............         0.0458           0.0475           0.0270           0.0231           0.0375
  Net gains on securities (both
   realized and unrealized) .........             --               --               --               --           0.0009
                                            --------         --------         --------         --------         --------
     Total from investment
      operations ....................         0.0458           0.0475           0.0270           0.0231           0.0384
                                            --------         --------         --------         --------         --------
Less distributions
  Dividends (from net investment
    income) .........................        (0.0458)         (0.0475)         (0.0270)         (0.0231)         (0.0375)
  Distributions (from capital
   gains) ...........................             --               --               --               --          (0.0009)
                                            --------         --------         --------         --------         --------
     Total distributions ............        (0.0458)         (0.0475)         (0.0270)         (0.0231)         (0.0384)
                                            --------         --------         --------         --------         --------
Net asset value, end of year ........       $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                            ========         ========         ========         ========         ========
Total Return ........................          4.68%            4.86%            2.73%            2.33%            3.91%
Ratios /Supplemental Data
  Net assets, end of year (000) .....       $192,599         $163,398         $166,418         $213,741         $225,101
  Ratios of expenses to average
   net assets .......................        .975%(a)         .975%(a)         .975%(a)         .975%(a)         .975%(a)
  Ratios of net investment income
   to average net assets ............          4.58%            4.75%            2.70%            2.31%            3.75%


                                                             NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                                         -----------------------------------------------------------------------------------
                                              FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                                            YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                         AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                         ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of year .................       $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                            --------         --------         --------         --------         --------
Income from investment operations:
  Net investment income .............         0.0278           0.0290           0.0198           0.0234           0.0300
  Net gains on securities (both
   realized and unrealized) .........             --               --               --               --               --
                                            --------         --------         --------         --------         --------
     Total from investment
      operations ....................         0.0278           0.0290           0.0198           0.0234           0.0300
                                            --------         --------         --------         --------         --------
Less distributions
  Dividends (from net investment
    income) .........................        (0.0278)         (0.0290)         (0.0198)         (0.0234)         (0.0300)
  Distributions (from capital
   gains) ...........................             --               --               --               --               --
                                            --------         --------         --------         --------         --------
     Total distributions ............        (0.0278)         (0.0290)         (0.0198)         (0.0234)         (0.0300)
                                            --------         --------         --------         --------         --------
Net asset value, end of year ........       $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                            ========         ========         ========         ========         ========
Total Return ........................          2.83%            2.94%            2.00%            2.37%            3.04%
Ratios /Supplemental Data
  Net assets, end of year (000) .....        $68,116          $60,330          $52,222          $55,677          $40,751
  Ratios of expenses to average
   net assets .......................         .78%(a)          .76%(a)          .50%(a)          .14%(a)          .33%(a)
  Ratios of net investment income
   to average net assets ............          2.78%            2.90%            1.98%             2.34%           3.00%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.10%, 1.13%, 1.17%, 1.18% and 1.12% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively. For the New York Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.14%, 1.22%, 1.20%, 1.20% and 1.22% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.
(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1996


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 12.35 billion shares are currently classified into sixty-six classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family and the Bradford Family. The Bedford Family represents interests in four portfolios, which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain net asset value per share at $1.00 for these portfolios.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) NEW YORK MUNICIPAL OBLIGATIONS -- Certain New York state and New York City municipal obligations in the New York Municipal Money Market Portfolio may be obligations of issuers which rely in whole or in part on New York state or New York City revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York or of changes in New York regulations on these obligations must be considered.

              G) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corp. ("PIMC"), a wholly-owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the four portfolios described herein. PNC Bank serves as the sub-advisor for the Money Market, the Municipal Money Market and the Government Obligations Money Market Portfolios. The New York Municipal Money Market Portfolio has no sub-advisor.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a portfolio's average daily net assets:

          PORTFOLIO                                ANNUAL RATE
  ---------------------------      ---------------------------------------------
  Money Market and Government      .45% of first $250 million of net assets;
    Obligations Money Market       .40% of next $250 million of net assets;
    Portfolios                     .35% of net assets in excess of $500 million.

  Municipal Money Market and       .35% of first $250 million of net assets;
    New York Municipal Money       .30% of next $250 million of net assets;
    Market Portfolios              .25% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1996, advisory fees and waivers for the four investment portfolios were as follows:

                                                          GROSS                                              NET
                                                        ADVISORY                                          ADVISORY
                                                           FEE                      WAIVER                   FEE
                                                       ----------                -----------             ----------
     Money Market Portfolio                            $7,702,090                $(3,527,715)            $4,174,375
     Municipal Money Market Portfolio                   1,409,660                 (1,218,973)               190,687
     Government Obligations Money Market Portfolio      2,310,433                   (671,811)             1,638,622
     New York Municipal Money Market Portfolio            270,726                   (268,017)                 2,709

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolios. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1996, transfer agency fees and waivers for each class of shares within the four investment portfolios were as follows:

                                                                   GROSS                                        NET
                                                              TRANSFER AGENCY                             TRANSFER AGENCY
                                                                    FEE                   WAIVER                FEE
                                                              ---------------           ---------         ---------------
Money Market Portfolio
     Bedford Class                                              $ 1,658,468             $      --           $ 1,658,468
     Cash Preservation Class                                          8,613                (7,971)                  642
     Janney Montgomery Scott Class                                1,045,385                    --             1,045,385
     RBB Class                                                        8,149                (7,946)                  203
     Sansom Street Class                                            323,534                    --               323,534
                                                                -----------             ---------           -----------
        Total Money Market Portfolio                            $ 3,044,149             $ (15,917)          $ 3,028,232
                                                                ===========             =========           ===========

Municipal Money Market Portfolio
     Bedford Class                                              $   104,373             $      --           $   104,373
     Bradford Class                                                  59,772                    --                59,772
     Cash Preservation Class                                          8,783                (8,303)                  480
     Janney Montgomery Scott Class                                  109,422                    --               109,422
     RBB Class                                                        9,389                (9,366)                   23
                                                                -----------             ---------           -----------
        Total Municipal Money Market Portfolio                  $   291,739             $ (17,669)          $   274,070
                                                                ===========             =========           ===========
Government Obligations Money Market Portfolio
     Bedford Class                                              $    81,107             $      --           $    81,107
     Bradford Class                                                  11,935                    --                11,935
     Janney Montgomery Scott Class                                  517,845                    --               517,845
                                                                -----------             ---------           -----------
        Total Government Obligations Money Market Portfolio     $   610,887             $      --           $   610,887
                                                                ===========             =========           ===========
New York Municipal Money Market Portfolio
     Bedford Class                                              $    68,044             $      --           $    68,044
     Janney Montgomery Scott Class                                   26,979                    --                26,979
                                                                -----------             ---------           -----------
        Total New York Municipal Money Market Portfolio         $    95,023             $      --           $    95,023
                                                                ===========             =========           ===========

     In addition, PFPC serves as administrator for the Municipal Money Market and New York Municipal Money Market Portfolios. The administration fee is computed daily and payable monthly at an annual rate of .10% of each Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for a Portfolio. For the year ended August 31, 1996, administration fees and waivers for the two portfolios were as follows:

                                                                  GROSS                                         NET
                                                             ADMINISTRATION                               ADMINISTRATION
                                                                   FEE                  WAIVER                  FEE
                                                             --------------         --------------        --------------
Municipal Money Market Portfolio                               $ 428,209               $     --             $ 428,209
New York Municipal Money Market Portfolio                         77,350                (10,146)               67,204

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Fund, on behalf of each class of shares within the four investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Bradford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 1996, distribution fees for each class within the four investment portfolios were as follows:

                                                                  DISTRIBUTION
                                                                      FEE
                                                                  ------------
Money Market Portfolio
    Bedford Class                                                 $ 5,826,142
    Cash Preservation Class                                               858
    Janney Montgomery Scott Class                                   3,161,043
    RBB Class                                                             226
    Sansom Street Class                                               316,107
                                                                  -----------
        Total Money Market Portfolio                              $ 9,304,376
                                                                  ===========
Municipal Money Market Portfolio
    Bedford Class                                                 $ 1,139,416
    Bradford Class                                                    723,264
    Cash Preservation Class                                               531
    Janney Montgomery Scott Class                                     564,754
    RBB Class                                                              21
                                                                  -----------
        Total Municipal Money Market Portfolio                    $ 2,427,986
                                                                  ===========
Government Obligations Money Market Portfolio
    Bedford Class                                                 $ 1,091,847
    Bradford Class                                                    275,120
    Janney Montgomery Scott Class                                   1,869,227
                                                                  -----------
        Total Government Obligations Money Market Portfolio       $ 3,236,194
                                                                  ===========
New York Municipal Money Market Portfolio
    Bedford Class                                                  $  311,822
    Janney Montgomery Scott Class                                      97,465
                                                                  -----------
        Total New York Municipal Money Market Portfolio            $  409,287
                                                                  ===========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1996, service organization fees were $471,499 for the Money Market Portfolio.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996


NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:


                                                                        MUNICIPAL MONEY MARKET
                                    MONEY MARKET PORTFOLIO                    PORTFOLIO
                               --------------------------------    --------------------------------
                                   FOR THE          FOR THE            FOR THE          FOR THE
                                  YEAR ENDED       YEAR ENDED         YEAR ENDED       YEAR ENDED
                               AUGUST 31, 1996  AUGUST 31, 1995    AUGUST 31, 1996  AUGUST 31, 1995
                               ---------------  ---------------    ---------------  ---------------
                                    VALUE            VALUE              VALUE            VALUE
                               ---------------  ---------------    ---------------  ---------------
Shares sold:
   Bedford Class               $ 3,797,592,288  $ 2,966,911,277    $ 1,022,457,772  $ 1,104,088,188
   Bradford Class                           --               --        479,401,891      474,166,249
   Cash Preservation Class             122,344           84,527            171,907          175,548
   Janney Montgomery
     Scott Class                 2,359,936,867      855,058,809        408,374,271      208,067,881
   RBB Class                           584,206           31,504             69,480            5,004
   Sansom Street Class           2,191,596,362    1,864,628,110                 --               --

Shares issued in
 reinvestment of dividends:
   Bedford Class                    49,290,088       37,681,204          5,847,767        5,576,408
   Bradford Class                           --               --          3,506,714        3,126,860
   Cash Preservation Class              10,084           11,226              3,515            5,478
   Janney Montgomery
     Scott Class                    24,077,173        4,534,944          2,602,869          662,565
   RBB Class                             2,625            2,500                143              146
   Sansom Street Class              18,389,361       16,689,941                 --               --

Shares repurchased:
   Bedford Class                    (3,673,362,904)  (2,779,499,052)    (1,024,790,222)  (1,093,651,142)
   Bradford Class                           --               --       (464,445,579)    (466,448,018)
   Cash Preservation Class            (165,733)         (91,268)          (220,929)        (220,601)
   Janney Montgomery
     Scott Class                (2,265,789,890)    (415,944,656)      (434,775,023)     (95,506,391)
   RBB Class                          (580,821)         (23,917)           (69,419)          (5,072)
   Sansom Street Class          (2,127,237,313)  (1,813,444,951)                --               --
                               ---------------  ---------------    ---------------  ---------------
Net increase (decrease)        $   374,464,737  $   736,630,198    $    (1,864,843) $   140,043,103
                               ===============  ===============    ===============  ===============
Bedford Shares authorized        1,500,000,000    1,500,000,000        500,000,000      500,000,000
                               ===============  ===============    ===============  ===============


                                    GOVERNMENT OBLIGATIONS                NEW YORK MUNICIPAL
                                    MONEY MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                               --------------------------------    --------------------------------
                                   FOR THE          FOR THE            FOR THE          FOR THE
                                  YEAR ENDED       YEAR ENDED         YEAR ENDED       YEAR ENDED
                               AUGUST 31, 1996  AUGUST 31, 1995    AUGUST 31, 1996  AUGUST 31, 1995
                               ---------------  ---------------    ---------------  ---------------
                                    VALUE            VALUE              VALUE            VALUE
                               ---------------  ---------------    ---------------  ---------------
Shares sold:
   Bedford Class                $  663,889,198   $ 461,728,190      $ 449,311,267    $ 503,711,090
   Bradford Class                  180,761,217     192,414,935                 --               --
   Cash Preservation Class                  --              --                 --               --
   Janney Montgomery
     Scott Class                 1,160,250,876     533,143,649         81,817,923       32,643,504
   RBB Class                                --              --                 --               --
   Sansom Street Class                      --              --                 --               --

Shares issued in
 reinvestment of dividends:
   Bedford Class                     8,793,104       7,147,384          1,674,883        1,425,782
   Bradford Class                    2,158,629       2,029,050                 --               --
   Cash Preservation Class                  --              --                 --               --
   Janney Montgomery
     Scott Class                    14,080,097       3,065,158            414,118           78,024
   RBB Class                                --              --                 --               --
   Sansom Street Class                      --              --                 --               --

Shares repurchased:
   Bedford Class                  (643,470,937)   (471,908,601)      (443,200,310)    (497,028,383)
   Bradford Class                 (172,234,746)   (187,671,346)                --               --
   Cash Preservation Class                  --              --                 --               --
   Janney Montgomery
     Scott Class                (1,170,127,739)   (233,648,311)       (76,871,596)     (18,050,057)
   RBB Class                                --              --                 --               --
   Sansom Street Class                      --              --                 --               --
                                --------------   -------------      -------------    -------------
Net increase (decrease)         $   44,099,699   $ 306,300,108      $  13,146,285    $  22,779,960
                                ==============   =============      =============    =============
Bedford Shares authorized          500,000,000     500,000,000        500,000,000      500,000,000
                                ==============   =============      =============    =============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996


NOTE 4. NET ASSETS

     At August 31, 1996, net assets consisted of the following:

                                                                                           GOVERNMENT                NEW YORK
                                                                  MUNICIPAL                OBLIGATIONS               MUNICIPAL
                                         MONEY MARKET            MONEY MARKET              MONEY MARKET             MONEY MARKET
                                           PORTFOLIO              PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                        --------------          --------------            --------------            ------------
Capital paid-in
   Bedford Class                        $1,109,351,734           $202,009,609             $192,603,016              $68,128,708
   Bradford Class                                   --            129,398,582               57,191,735                       --
   Cash Preservation Class                     202,360                115,765                       --                       --
   Janney Montgomery Scott Class           561,873,247             89,426,172              306,763,729               20,031,916
   RBB Class                                    61,412                  5,143                       --                       --
   Sansom Street Class                     524,367,399                     --                       --                       --
   Other Classes                                   800                    800                      800                      800

Accumulated net realized gain (loss)
  on investments
   Bedford Class                               (17,400)               (69,803)                  (4,248)                 (12,592)
   Bradford Class                                   --                    339                   (1,261)                      --
   Cash Preservation Class                          (3)                     5                       --                       --
   Janney Montgomery Scott Class                (7,821)                 1,734                   (6,766)                     (19)
   RBB Class                                        (1)                    --                       --                       --
   Sansom Street Class                          (8,289)                    --                       --                       --
                                        --------------           ------------             ------------              -----------
                                        $2,195,823,438           $420,888,346             $556,547,005              $88,148,813
                                        ==============           ============             ============              ===========

NOTE 5.  CAPITAL LOSS CARRYOVERS

     At August 31, 1996, capital loss carryovers were available to offset future realized gains as follows: $33,513 in the Money Market Portfolio of which $2,062 expires in 2002, $18,464 expires in 2003, $12,987 expires in 2004; $67,725 in the Municipal Money Market Portfolio of which $55,760 expires in 1999, $444 expires in 2000, $1,058 expires in 2001, $9,789 expires in 2002 and $674 expires in 2004; $12,275 in the Government Obligations Money Market Portfolio which expires in 2004; and $12,611 in the New York Municipal Money Market Portfolio of which $10,939 expires in 1998, $1,256 expires in 1999, $322 expires in 2002, $89 expires in 2003 and $5 expires in 2004.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996


NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interests in the Money Market Portfolio: Cash Preservation, Janney Montgomery Scott and RBB and Sansom Street. The Fund currently offers four other classes of shares representing interests in the Municipal Money Market Portfolio: Bradford, Cash Preservation, Janney Montgomery Scott and RBB. The Fund currently offers two other classes of shares representing interests in the Government Obligations Money Market Portfolio: Bradford and Janney Montgomery Scott. The Fund currently offers one other class of shares representing an interest in the New York Municipal Money Market Portfolio: Janney Montgomery Scott. Each class is marketed to different types of investors. Financial Highlights of the RBB and Cash Preservation Classes are not presented in this report due to their immateriality. Such information is available in the annual reports of each respective family. The financial highlights of certain of the other classes are as follows:

BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES

                                                                                                                     FOR THE PERIOD
                                                    FOR THE          FOR THE          FOR THE          FOR THE      JANUARY 10, 1992
                                                     YEAR             YEAR             YEAR             YEAR        (COMMENCEMENT OF
                                                     ENDED            ENDED            ENDED            ENDED        OPERATIONS) TO
                                                AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993   AUGUST 31, 1992
                                                ---------------  ---------------  ---------------  ---------------   --------------
     Net asset value, beginning of period ....     $   1.00         $   1.00         $   1.00         $   1.00         $     1.00
                                                   --------         --------         --------         --------         ----------
     Income from investment operations:
       Net investment income .................       0.0458           0.0475           0.0270           0.0231             0.0208
       Net gains on securities
         (both realized and unrealized) ......           --               --               --               --             0.0009
                                                   --------         --------         --------         --------         ----------
         Total from investment operations ....       0.0458           0.0475           0.0270           0.0231             0.0217
                                                   --------         --------         --------         --------         ----------
     Less distributions
     Dividends (from net investment income) ..      (0.0458)         (0.0475)         (0.0270)         (0.0231)           (0.0208)
     Distributions (from capital gains) ......           --               --               --               --            (0.0009)
                                                   --------         --------         --------         --------         ----------

         Total distributions .................      (0.0458)         (0.0475)         (0.0270)         (0.0231)           (0.0217)
                                                   --------         --------         --------         --------         ----------
     Net asset value, end of period ..........     $   1.00         $   1.00         $   1.00         $   1.00         $     1.00
                                                   --------         --------         --------         --------         ----------
     Total Return ............................        4.68%            4.86%            2.73%            2.33%            3.42%(b)
     Ratios /Supplemental Data
       Net assets, end of period (000) .......     $ 57,190         $ 46,509         $ 39,732         $ 50,523           $ 42,477
       Ratios of expenses to average net assets     .975%(a)         .975%(a)         .975%(a)         .975%(a)        .975%(a)(b)
       Ratios of net investment income to
         average net assets ..................        4.58%            4.75%            2.70%            2.31%            3.23%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.10%, 1.13%, 1.18% and 1.18% for the years ended August 31, 1996, 1995, 1994 and 1993, respectively and 1.15% annualized for the period ended August 31, 1992.

(b)  Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996


NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

BRADFORD MUNICIPAL MONEY MARKET SHARES

                                                                                                                     FOR THE PERIOD
                                                    FOR THE          FOR THE          FOR THE          FOR THE      JANUARY 10, 1992
                                                     YEAR             YEAR             YEAR             YEAR        (COMMENCEMENT OF
                                                     ENDED            ENDED            ENDED            ENDED         OPERATIONS) TO
                                                AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993   AUGUST 31, 1992
                                                ---------------  ---------------  ---------------  ---------------  ----------------
     Net asset value, beginning of period......    $     1.00       $     1.00       $     1.00       $    1.00        $    1.00
                                                   ----------       ----------       ----------       ---------        ---------
     Income from investment operations:
       Net investment income...................        0.0288           0.0297           0.0195          0.0195           0.0154
                                                   ----------       ----------       ----------       ---------        ---------
         Total from investment operations......        0.0288           0.0297           0.0195          0.0195           0.0154
                                                   ----------       ----------       ----------       ---------        ---------
     Less distributions
       Dividends (from net investment income)..       (0.0288)         (0.0297)         (0.0195)        (0.0195)         (0.0154)
                                                   ----------       ----------       ----------       ---------        ---------
         Total distributions...................       (0.0288)         (0.0297)         (0.0195)        (0.0195)         (0.0154)
                                                   ----------       ----------       ----------       ---------        ---------
     Net asset value, end of period............    $     1.00       $     1.00       $     1.00       $    1.00        $    1.00
                                                   ==========       ==========       ==========       =========        =========
     Total Return..............................          2.92%            3.01%            1.97%           1.96%          2.42%(b)
     Ratios /Supplemental Data
       Net assets, end of period (000).........      $129,399         $110,936         $100,089         $76,975          $69,586
       Ratios of expenses to average
         net assets............................        .84%(a)          .82%(a)          .77%(a)         .77%(a)       .77%(a)(b)
       Ratios of net investment income to
         average net assets....................         2.88%            2.97%            1.95%           1.95%          2.40%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.12%, 1.14%, 1.11% and 1.16% for the years ended August 31, 1996, 1995, 1994 and 1993, respectively, and 1.16% annualized for the period ended August 31, 1992.

(b)  Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996


NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY

                                                                              MUNICIPAL MONEY
                                      MONEY MARKET PORTFOLIO                 MARKET PORTFOLIO
                                ---------------------------------    ---------------------------------
                                                  FOR THE PERIOD                       FOR THE PERIOD
                                    FOR THE        JUNE 12, 1995         FOR THE        JUNE 12, 1995
                                     YEAR        (COMMENCEMENT OF         YEAR        (COMMENCEMENT OF
                                     ENDED        OPERATIONS) TO          ENDED        OPERATIONS) TO
                                AUGUST 31, 1996   AUGUST 31, 1995    AUGUST 31, 1996   AUGUST 31, 1995
                                ---------------  ----------------    ---------------  ----------------
Net asset value,
  beginning of period ........     $     1.00       $     1.00         $     1.00        $     1.00
                                   ----------       ----------         ----------        ----------
Income from investment
  operations:
Net investment income ........         0.0465           0.0112             0.0278            0.0063
                                   ----------       ----------         ----------        ----------
    Total from investment
      operations .............         0.0465           0.0112             0.0278            0.0063
                                   ----------       ----------         ----------        ----------
Less distributions
Dividends (from net
  investment income) .........        (0.0465)         (0.0112)           (0.0278)          (0.0063)
                                   ----------       ----------         ----------        ----------
    Total distributions ......        (0.0465)         (0.0112)           (0.0278)          (0.0063)
                                   ----------       ----------         ----------        ----------
Net asset value,
  end of period ..............     $     1.00       $     1.00         $     1.00        $     1.00
                                   ==========       ==========         ==========        ==========
Total Return..................          4.76%          5.30%(b)             2.81%           2.87%(b)
Ratios /Supplemental Data
  Net assets, end of
    period (000) .............       $561,865         $443,645            $89,428          $113,226
  Ratios of expenses
    to average
    net assets ...............        1.00%(a)      1.00%(a)(b)          0.94%(a)        1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ...............          4.65%          5.04%(b)            2.78%            2.83%(b)



                                       GOVERNMENT OBLIGATIONS                NEW YORK MUNICIPAL
                                       MONEY MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                                 ---------------------------------    ---------------------------------
                                                   FOR THE PERIOD                       FOR THE PERIOD
                                     FOR THE        JUNE 12, 1995         FOR THE        JUNE 9, 1995
                                      YEAR        (COMMENCEMENT OF         YEAR        (COMMENCEMENT OF
                                      ENDED        OPERATIONS) TO          ENDED        OPERATIONS) TO
                                 AUGUST 31, 1996   AUGUST 31, 1995    AUGUST 31, 1996   AUGUST 31, 1995
                                 ---------------  ----------------    ---------------  ----------------
Net asset value,
  beginning of period ........      $     1.00       $     1.00         $     1.00         $    1.00
                                    ----------       ----------         ----------        ----------
Income from investment
  operations:
Net investment income ........          0.0456           0.0109             0.0262            0.0062
                                    ----------       ----------         ----------        ----------
    Total from investment
      operations .............          0.0456           0.0109             0.0262            0.0062
                                    ----------       ----------         ----------        ----------
Less distributions
Dividends (from net
  investment income) .........         (0.0456)         (0.0109)           (0.0262)          (0.0062)
                                    ----------       ----------         ----------        ----------
    Total distributions ......         (0.0456)         (0.0109)           (0.0262)          (0.0062)
                                    ----------       ----------         ----------        ----------
Net asset value,
  end of period ..............      $     1.00       $     1.00         $     1.00        $     1.00
                                    ==========       ==========         ==========        ==========
Total Return..................           4.66%          5.03%(b)             2.65%           2.72%(b)
Ratios /Supplemental Data
  Net assets, end of
    period (000) .............        $306,757         $302,585            $20,032           $14,671
  Ratios of expenses
    to average
    net assets ...............         1.00%(a)      1.00%(a)(b)            .93%(a)       1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ...............           4.56%          4.91%(b)             2.62%           2.68%(b)

(a)  Without the waiver of advisory and administration  fees and without the reimbursement of certain operating  expenses, the ratios of expenses to average net assets for the Money Market  Portfolio would have been 1.23% for the year ended
     August 31, 1996 and 1.23% annualized for the period ended August 31, 1995. For the Municipal Money Market  Portfolio,
     the ratio of  expenses  to average  net assets  would  have been 1.23% for the year ended  August 31,  1996 and 1.30%
     annualized for the period ended August 31, 1995. For the Government Obligations Money Market Portfolio,  the ratio of expenses to average net assets would have been 1.25% for the year ended August 31, 1996 and 1.28%  annualized for the period ended August 31, 1995. For the New York  Municipal  Money Market  Portfolio,  the ratio of expenses to average net assets would have been 1.29% for the year ended August 31, 1996 and 1.41%  annualized for the period ended August
     31, 1995.

(b)  Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1996



NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY

                                                                            MONEY MARKET PORTFOLIO
                                            ---------------------------------------------------------------------------------------
                                                FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                            AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                            ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year           $     1.00         $     1.00       $     1.00         $     1.00        $     1.00
                                             ----------         ----------       ----------         ----------        ----------

Income from investment operations:
  Net investment income.....................     0.0518             0.0543           0.0334             0.0304            0.0435
  Net gains on securities
   (both realized and unrealized)...........         --                 --               --                 --            0.0007
                                             ----------         ----------       ----------         ----------        ----------
     Total from investment operations.......     0.0518             0.0543           0.0334             0.0304            0.0442
                                             ----------         ----------       ----------         ----------        ----------
Less distributions
  Dividends (from net investment income)....    (0.0518)           (0.0543)         (0.0334)           (0.0304)          (0.0435)
  Distributions (from capital gains)........         --                 --               --                 --           (0.0007)
                                             ----------         ----------       ----------         ----------        ----------
     Total distributions....................    (0.0518)           (0.0543)         (0.0334)           (0.0304)          (0.0442)
                                             ----------         ----------       ----------         ----------        ----------
Net asset value, end of year................ $     1.00         $     1.00       $     1.00         $     1.00        $     1.00
                                             ==========         ==========       ==========         ==========        ==========
Total Return................................      5.30%              5.57%            3.39%              3.08%             4.51%
Ratios /Supplemental Data
  Net assets, end of year...................   $524,359           $441,614         $373,745           $190,794          $228,079
  Ratios of expenses to average net assets..     .48%(a)            .39%(a)          .39%(a)            .34%(a)           .35%(a)
  Ratios of net investment income to
   average net assets.......................      5.18%              5.43%            3.34%              3.04%             4.35%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .65%, .59%, .60%, .60% and .61% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.

                        TAX INFORMATION FOR SHAREHOLDERS
                                   (UNAUDITED)



In the twelve months ended August 31, 1996 (the end of the Fund's fiscal year), 100% of the dividends paid by the Municipal Money Market and the New York Municipal Money Market Portfolios were exempt-interest dividends for purposes of federal income taxes and free from such taxes. However, approximately 47% and 16% of such dividends for the Municipal Money Market and the New York Municipal Money Market Portfolios, respectively, were attributable to interest on private activity bonds which must be included in federal alternative minimum taxable income for the purpose of determining liability for federal alternative minimum tax.

In January 1997, you will be furnished with a schedule showing the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Municipal Money Market and the New York Municipal Money Market Portfolios in 1996. It is suggested that you consult your tax adviser concerning the applicability of state and local taxes to dividends paid by the Fund during the year.